Contingent Liabilities and Commitments - Additional Information (Details) € in Thousands, £ in Millions		6 Months Ended
	Nov. 02, 2015	Jun. 30, 2024 EUR (€)	Jun. 29, 2023 GBP (£)	Oct. 21, 2022 GBP (£)
Minimum
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Losses on litigation settlements		€ 1,000,000
Maximum
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Santander UK liability under indemnity cap		39,850
AXA France
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Amount claimed by other party | £			£ 552	£ 670
UK&I Banks
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Preferred stock issued, threshold value		€ 0
Visa Europe Ltd
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Visa Europe Ltd sale to Visa Inc	100.00%